Leases (Details)				6 Months Ended
	Apr. 20, 2026 USD ($)	Apr. 20, 2026 CNY (¥)	Jan. 31, 2026	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Leases [Abstract]
Operating lease expense				$ 42,094	$ 20,360
Payments for rent	$ 12,035	¥ 82,589
Lease agreement			3 years